Credit Risk - Management adjustments to models for impairment charge (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	£ 753	£ 1,142
Proportion of total impairment allowances	19.10%	28.60%
Loans and advances
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	£ 753	£ 1,142
Impairment allowance	3,937	3,998
Loans and advances | Impairment allowance pre management adjustments
Disclosure of financial assets [line items]
Impairment allowance pre management adjustments	3,184	2,856
Loans and advances | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	714	1,049
Loans and advances | Other adjustments
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	39	93
Loans and advances | Modelled ECL
Disclosure of financial assets [line items]
Impairment allowance	2,700	2,200
Loans and advances | Individually assessed impairments
Disclosure of financial assets [line items]
Impairment allowance	300	500
Loans and advances | Non-modelled ECL
Disclosure of financial assets [line items]
Impairment allowance	200	200
Home loans
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	£ 5	£ 34
Proportion of total impairment allowances	1.40%	8.80%
Impairment allowance	£ 369	£ 386
Home loans | Impairment allowance pre management adjustments
Disclosure of financial assets [line items]
Impairment allowance pre management adjustments	364	352
Home loans | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	5	34
Home loans | Other adjustments
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	0	0
Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	£ 557	£ 966
Proportion of total impairment allowances	22.30%	40.40%
Impairment allowance	£ 2,495	£ 2,391
Credit cards, unsecured loans and other retail lending | Impairment allowance pre management adjustments
Disclosure of financial assets [line items]
Impairment allowance pre management adjustments	1,938	1,425
Credit cards, unsecured loans and other retail lending | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	416	771
Credit cards, unsecured loans and other retail lending | Other adjustments
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	141	195
Wholesale loans
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	£ 191	£ 142
Proportion of total impairment allowances	17.80%	11.60%
Impairment allowance	£ 1,073	£ 1,221
Wholesale loans | Impairment allowance pre management adjustments
Disclosure of financial assets [line items]
Impairment allowance pre management adjustments	882	1,079
Wholesale loans | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	293	244
Wholesale loans | Other adjustments
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	£ (102)	£ (102)